FINANCIAL INSTRUMENTS - Maturity Analysis for Non-derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	$ 979,384	$ 773,689
Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	307,084	191,346
Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	40,504	67,484
Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	27,712	190,146
Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	24,454	24,330
Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	122,256	23,003
Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	457,374	277,380
Non-controlling interest put options
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	27,523	15,758
Non-controlling interest put options | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	27,523	0
Non-controlling interest put options | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	15,758
Non-controlling interest put options | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Non-controlling interest put options | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Contingent consideration liability
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	9,000	0
Contingent consideration liability | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	3,500	0
Contingent consideration liability | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	3,500	0
Contingent consideration liability | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	2,000	0
Contingent consideration liability | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Contingent consideration liability | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Contingent consideration liability | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Borrowings
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	518,906	453,227
Borrowings | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	7,480	19,131
Borrowings | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	8,815	18,663
Borrowings | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,235	163,025
Borrowings | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,000	1,183
Borrowings | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	100,376	817
Borrowings | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	400,000	250,408
Interests on borrowings
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	134,156	112,359
Interests on borrowings | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	20,311	22,813
Interests on borrowings | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	18,761	22,197
Interests on borrowings | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	17,500	19,224
Interests on borrowings | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	17,500	17,500
Interests on borrowings | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	17,597	17,500
Interests on borrowings | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	42,487	13,125
Lease liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	44,801	42,122
Lease liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	10,639	7,088
Lease liabilities | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	7,714	9,013
Lease liabilities | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	5,655	6,473
Lease liabilities | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	4,924	4,577
Lease liabilities | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	3,504	3,869
Lease liabilities | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	12,365	11,102
Interest on lease liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	9,549	10,212
Interest on lease liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	2,182	2,303
Interest on lease liabilities | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,714	1,853
Interest on lease liabilities | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,322	1,424
Interest on lease liabilities | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	1,030	1,070
Interest on lease liabilities | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	779	817
Interest on lease liabilities | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	2,522	2,745
Accounts payable and accrued liabilities
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	235,449	140,011
Accounts payable and accrued liabilities | Current maturity
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	235,449	140,011
Accounts payable and accrued liabilities | Later than one year and not later than two years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Later than two years and not later than three years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Later than three years and not later than four years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Later than four years and not later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	0	0
Accounts payable and accrued liabilities | Later than five years
Disclosure of maturity analysis for financial liabilities and finance lease liabilities
Non-derivative financial liabilities and lease liabilities, undiscounted cash flows	$ 0	$ 0